Other liabilities and provisions (Tables)	12 Months Ended
Dec. 31, 2019
Other liabilities and provisions
Summary of other liabilities and provisions

	December 31,
	2019	2018
	(€ in thousands)
Liabilities from VAT	32	24
Employee bonus	397	413
Accruals for vacation and overtime	190	210
Accruals for licenses	62	69
Liabilities from payroll	301	298
Accruals for commissions	38	47
Accruals for compensation of Supervisory board	180	180
Accrual for warranty	241	240
Accrual for restructuring	604	--
Others	284	387
Total	2,329	1,868

The accruals for restructuring amounting to kEUR 604 relate to voxeljet AG (kEUR 453) and voxeljet UK (kEUR 151). For further information, see Note 9 of the consolidated financial statements.

	(€ in thousands)
	January 1, 2019	Usage	Addition	Reversal	December 31, 2019
Accrual for warranty	240	(240)	241	--	241